Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 15, 2012	Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	First Clover Leaf Financial Corp.
Entity Central Index Key	0001283582
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 43,500,000
Entity Common Stock, Shares Outstanding		7,686,800
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011